INFORMATION ABOUT COMPONENTS OF CONSOLIDATED STATEMENTS OF FINANCIAL POSITION - Property, plant and equipment - gross carrying amounts (Details) - USD ($)	3 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Property, plant and equipment
As of the beginning of period	$ 67,853,835
Additions from business combination		$ 13,100,572
As of the end of period	69,930,709
Office equipment
Property, plant and equipment
As of the beginning of period	263,892
As of the end of period	280,905
Vehicles
Property, plant and equipment
As of the beginning of period	2,032,853
As of the end of period	1,862,542
Equipment and computer software
Property, plant and equipment
As of the beginning of period	174,399
Additions from business combination		12,469
As of the end of period	167,741
Fixture and fittings
Property, plant and equipment
As of the beginning of period	2,862,949
Additions from business combination		5,379
As of the end of period	2,676,861
Machinery and equipment
Property, plant and equipment
As of the beginning of period	14,463,756
Additions from business combination		7,047,496
As of the end of period	13,970,593
Land and buildings
Property, plant and equipment
As of the beginning of period	36,144,792
Additions from business combination		4,750,136
As of the end of period	35,640,076
Buildings in progress
Property, plant and equipment
As of the beginning of period	11,911,194
Additions from business combination		1,285,092
As of the end of period	15,331,991
Gross carrying amount
Property, plant and equipment
As of the beginning of period	93,634,779	71,521,454
Additions	3,948,660	1,414,730
Disposals	(45,062)	(59,744)
Foreign currency translation	(705,018)	(389,179)
As of the end of period	96,833,359	85,587,833
Gross carrying amount | Office equipment
Property, plant and equipment
As of the beginning of period	968,088	908,004
Additions	34,918
Foreign currency translation	(2,764)	(15,172)
As of the end of period	1,000,242	892,832
Gross carrying amount | Vehicles
Property, plant and equipment
As of the beginning of period	5,492,319	5,261,979
Additions	28,680	226,051
Disposals	(45,062)	(59,744)
Foreign currency translation	(1,498)	(6,243)
As of the end of period	5,474,439	5,422,043
Gross carrying amount | Equipment and computer software
Property, plant and equipment
As of the beginning of period	974,509	925,349
Additions	30,188	41,658
Foreign currency translation	(5,857)	(6,667)
As of the end of period	998,840	972,809
Gross carrying amount | Fixture and fittings
Property, plant and equipment
As of the beginning of period	7,663,899	7,606,389
Additions		33,869
Foreign currency translation	(2,126)	(5,539)
As of the end of period	7,661,773	7,640,098
Gross carrying amount | Machinery and equipment
Property, plant and equipment
As of the beginning of period	23,513,047	13,017,830
Additions	176,837	107,717
Foreign currency translation	(91,465)	(24,469)
As of the end of period	23,598,419	20,148,574
Gross carrying amount | Land and buildings
Property, plant and equipment
As of the beginning of period	43,111,723	40,659,129
Foreign currency translation	(344,068)	(313,148)
As of the end of period	42,767,655	45,096,117
Gross carrying amount | Buildings in progress
Property, plant and equipment
As of the beginning of period	11,911,194	3,142,774
Additions	3,678,037	1,005,435
Foreign currency translation	(257,240)	(17,941)
As of the end of period	15,331,991	5,415,360
Accumulated depreciation
Property, plant and equipment
As of the beginning of period	(25,780,944)	(21,613,129)
Of the period	(1,243,403)	(1,382,093)
Disposals	36,049	59,744
Foreign currency translation	85,648	225,369
As of the end of period	(26,902,650)	(22,710,109)
Accumulated depreciation | Office equipment
Property, plant and equipment
As of the beginning of period	(704,196)	(638,466)
Of the period	(17,004)	(17,053)
Foreign currency translation	1,863	16,931
As of the end of period	(719,337)	(638,588)
Accumulated depreciation | Vehicles
Property, plant and equipment
As of the beginning of period	(3,459,466)	(2,596,905)
Of the period	(188,532)	(226,899)
Disposals	36,049	59,744
Foreign currency translation	52	3,364
As of the end of period	(3,611,897)	(2,760,696)
Accumulated depreciation | Equipment and computer software
Property, plant and equipment
As of the beginning of period	(800,110)	(693,673)
Of the period	(35,963)	(28,914)
Foreign currency translation	4,974	476
As of the end of period	(831,099)	(722,111)
Accumulated depreciation | Fixture and fittings
Property, plant and equipment
As of the beginning of period	(4,800,950)	(4,059,470)
Of the period	(184,877)	(206,830)
Foreign currency translation	915	23,814
As of the end of period	(4,984,912)	(4,242,486)
Accumulated depreciation | Machinery and equipment
Property, plant and equipment
As of the beginning of period	(9,049,291)	(7,205,870)
Of the period	(595,729)	(679,201)
Foreign currency translation	17,194	180,089
As of the end of period	(9,627,826)	(7,704,982)
Accumulated depreciation | Land and buildings
Property, plant and equipment
As of the beginning of period	(6,966,931)	(6,418,745)
Of the period	(221,298)	(223,196)
Foreign currency translation	60,650	695
As of the end of period	$ (7,127,579)	$ (6,641,246)